SELECTED STATEMENTS OF INCOME DATA (Schedule of Selected Statements of Income Data) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial expenses:
Interest on long-term debt	$ (412)	$ (349)	$ (299)
Realization of foreign currency translation adjustments		(64)
Foreign exchange loss, net		(4,010)	(595)
Total financial expenses	(412)	(4,423)	(894)
Financial income:
Interest on short-term and long-term bank deposits	670	462	303
Foreign exchange gains, net	1,103
Total financial income	1,773	462	303
Financial expenses (income), net	$ 1,361	$ (3,961)	$ (591)